PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Net book value - December 31, 2023	$ 827
Net book value - December 31, 2024	9,745	$ 827
Equipment And Information Technology Hardware
PROPERTY, PLANT AND EQUIPMENT
Net book value - December 31, 2023	827	1,181	$ 1,803
Additions	11,000
Depreciation	(2,082)	(354)	(527)
Movement in foreign exchange			(95)
Net book value - December 31, 2024	$ 9,745	$ 827	$ 1,181